Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Plan assets at fair value
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:
Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Materion Common Stock	$19,890,965	$—	$—	$19,890,965
Mutual Funds	168,338,513	—	—	168,338,513
Money Market Funds	31,679,228	—	—	31,679,228
Other investments measured at NAV(1)	—	—	—	274,052,076
Total investments	$219,908,706	$—	$—	$493,960,782

Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Materion Common Stock	$19,714,167	$—	$—	$19,714,167
Mutual Funds	152,797,818	—	—	152,797,818
Money Market Funds	33,143,923	—	—	33,143,923
Other investments measured at NAV(1)	—	—	—	247,612,824
Total investments	$205,655,908	$—	$—	$453,268,732
(1) In accordance with subtopic 820-10, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.